Note 7 - Property and Equipment (Details Textual) - USD ($)			12 Months Ended
	Mar. 24, 2020	Nov. 15, 2019	Mar. 31, 2021	Mar. 31, 2020
Depreciation, Total			$ 34,555	$ 541,462
Depreciation, Capitalized to Inventory			532,785	$ 811,508
Teco [Member]
Sale of Stock, Percentage of Ownership	100.00%	100.00%		100.00%
Disposal Group, Including Disconitnued Operation, Estimated Future Undiscounted Cash Flows	$ 8,000,000.0
Disposal Group, Including Discontinued Operation, Carrying Basis	11,900,000
Disposal Group, Including Disconitnued Operation, Fair Value Disclosure	7,300,000
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down	$ 4,645,054
Disposal Group, Including Discontinued Operation, Discount Rate	17.00%
Discontinued Operations [Member]
Depreciation, Total			21,855	$ 424,501
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down			$ 0	$ 4,645,054